SHORT-TERM INVESTMENTS (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
SHORT-TERM INVESTMENTS.
Aggregate cost basis	¥ 354,149
Gross unrealized holding gain	2,671
Aggregate fair value	¥ 356,820	$ 50,257